Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Schedule of Finance Cost
For the years ended December 31,	2020	2019	2018
Interest Expense – Short-Term Borrowings and Long-Term Debt	392	407	516
Net (Discount) Premium on Redemption of Long-Term Debt (Note 24)	(25)	(63)	17
Interest Expense – Lease Liabilities (Note 25)	87	82	-
Unwinding of Discount on Decommissioning Liabilities (Note 27)	57	58	62
Other	25	27	32
	536	511	627